Assets and Liabilities of VIE Included in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Assets:
Cash and cash equivalents	¥ 826,361	¥ 894,576	¥ 1,014,412	¥ 1,191,608
Property, plant and equipment, net	861,550	930,998
Intangibles, net	527,507	503,699
Goodwill	643,243	576,758	469,005
Other noncurrent assets	2,110,995	2,020,183
Total assets	14,206,292	13,295,667
Liabilities:
Other current liabilities	469,024	463,166
Other noncurrent liabilities	349,985	240,978
Total liabilities	11,522,117	10,785,546
Variable Interest Entity
Assets:
Cash and cash equivalents	6,427
Account receivables, net	1,750
Other current assets	22,262
Property, plant and equipment, net	940
Intangibles, net	59,055
Goodwill	14,225
Other noncurrent assets	6,894
Total assets	111,553
Liabilities:
Accounts payable and accrued expenses	32,803
Other current liabilities	7,340
Other noncurrent liabilities	2,012
Total liabilities	¥ 42,155